Notes Payable To Related Party	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Notes Payable To Related Party

6. NOTE PAYABLE TO RELATED PARTY

12/31/2011	12/31/2010

Secured note payable to related party: During 2007, the Company entered into a line of credit agreement with SAI Corporation (“SAIC”), a corporation controlled by our CEO, Stephen Sperco, to borrow up to $500,000. On February 28, 2008, the line of credit agreement with SAIC was amended to increase the borrowing to $700,000 and on February 28, 2008, Bluegate borrowed the additional $200,000 from SAIC for working capital purposes. As condition to and as additional consideration for SAIC’s agreement to lend the funds to the Company, the Company granted SAIC a security interest in its assets as more specifically detailed in the Promissory Note and Security Agreement, and increased the interest rate from 12% to 15% per annum. On July 14, 2008, the line of credit agreement with SAIC was amended to increase the borrowing to $900,000 and on July 31, 2008, Bluegate borrowed the additional $200,000 from SAIC for working capital purposes. Upon Bluegate borrowing the additional $200,000, the Company agreed to pay (1) SAIC a $40,000 origination fee and (2) Sperco Technology Group, Inc. (“STG”), a corporation controlled by our CEO, Stephen Sperco, all past due amounts totaling $104,972. On August 14, 2008, the Company entered into a short term unsecured loan with SAIC to meet its working capital needs to borrow $65,000. Upon borrowing the $65,000, the Company agreed to pay SAIC a $6,500 origination fee and to repay SAIC with the first available funds once the August 15, 2008 payroll and medical insurance premium was paid. The Company paid the $65,000 loan and $6,500 fee on August 15, 2008. On August 28, 2008, the Company borrowed $50,000 from SAIC and agreed to pay SAIC a $5,000 origination fee. The Company paid the $50,000 funds borrowed and $5,000 fee on September 11, 2008. On October 16, 2008, the line of credit agreement with SAIC was amended to increase the borrowing to $1,100,000 and on October 21, 2008, Bluegate borrowed the additional $200,000 from SAIC for working capital purposes. Upon Bluegate borrowing the additional $200,000, the Company agreed to pay (1) SAIC a $20,000 origination fee and (2) Sperco Technology Group, Inc. all past due amounts. On February 23, 2009, the line of credit agreement with SAIC was amended to increase the borrowing to $1,300,000 and on February 26, 2009, Bluegate borrowed the additional $200,000 from SAIC for working capital purposes. Upon Bluegate borrowing the additional $200,000, the Company agreed to pay SAIC a $20,000 origination fee.

The note payable to SAIC is due on demand and pursuant to the terms of the note; SAIC made a demand for payment during 2009.  Thirty days elapsed since SAIC made demand for payment and we were unable to repay SAIC.  This debt was in default in the principal amount of $1,300,000. Effective November 7, 2009, as a result of the Company entering into an Asset Sale and Purchase Agreement to sell certain Bluegate Corporation Medical Grade Network (“MGN”) and Healthcare Information Management Systems (“HIMS”) assets to Sperco, LLC (a company controlled by Stephen Sperco) and SAIC, respectively, the principal amount of the SAIC debt was reduced to $1,200,000 as a result of $100,000 debt forgiveness and SAIC rescinded its demand for payment. Additionally, interest on the note payable to SAIC was suspended from November 1, 2009 through February 28, 2010.

Effective May 22, 2010, we sold 10 shares of Series D Preferred Stock to SAIC. SAIC agreed to grant a concession to the Company for the purchase of the 10 shares of a newly created Series D Convertible non-Redeemable Preferred Stock, par value $.001, by modifying the existing Promissory Note and Security Agreement as follows: (i) SAIC’s waiver of accrued interest of $84,740 for the period from February 1, 2010 through May 22, 2010, and (ii) SAIC’s waiver of any applicable interest payments for the period from May 23, 2010 through December 31, 2010 (estimated to be up to $109,973 without any present value effect).

On February 28, 2011, Bluegate borrowed $30,000 from SAIC to settle the lawsuit with Renaissance Healthcare Systems, Inc. through the Chapter 7 Trustee. On December 29, 2011 we issued 20,000,000 shares of common stock to SAIC for the cancellation of 7,500,000 Warrants and the partial settlement of the related party promissory note for $30,000 and the waiving of accrued interest payable of $230,000, for a total of $260,000. No gain was recognized because of the related party relationship and the full amount of the interest and debt settled was offset in Additional Paid in Capital.

$1,200,000	$1,200,000